Cash and Bank Balances (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Bank Balances
Cash at bank and on hand	€ 96,608	€ 19,012	€ 2,308	€ 63,636